Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 48.7%
Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)(1)	9,564	$ 1,786,747
Huntington Ingalls Industries, Inc.	2,737	601,647
L3Harris Technologies, Inc.	7,970	1,429,898
RTX Corp.	20,401	1,660,437
		$ 5,478,729
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	6,721	$ 734,269
United Parcel Service, Inc., Class B	3,070	433,638
		$ 1,167,907
Automobile Components — 0.1%
BorgWarner, Inc.	11,034	$ 407,155
Phinia, Inc.	2,206	57,091
		$ 464,246
Automobiles — 0.9%
Ford Motor Co.	102,424	$ 998,634
Tesla, Inc.(1)	29,955	6,016,162
		$ 7,014,796
Banks — 1.6%
Bank of America Corp.	101,213	$ 2,665,950
Citigroup, Inc.	32,214	1,272,131
Fifth Third Bancorp	30,206	716,184
Huntington Bancshares, Inc.	62,582	603,916
JPMorgan Chase & Co.	37,320	5,189,719
Regions Financial Corp.	50,835	738,633
Wells Fargo & Co.	27,305	1,085,920
		$ 12,272,453
Beverages — 0.8%
Coca-Cola Co. (The)	55,380	$ 3,128,416
PepsiCo, Inc.	19,637	3,206,330
		$ 6,334,746
Biotechnology — 0.9%
AbbVie, Inc.	25,007	$ 3,530,488
Amgen, Inc.	8,294	2,120,776
Vertex Pharmaceuticals, Inc.(1)	3,924	1,420,920
		$ 7,072,184
Security	Shares	Value
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	99,047	$ 13,182,165
eBay, Inc.	14,642	574,406
Kohl's Corp.(2)	23,030	519,326
		$ 14,275,897
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,175,456
Carrier Global Corp.	20,581	980,890
		$ 2,156,346
Capital Markets — 1.0%
Ameriprise Financial, Inc.	4,528	$ 1,424,373
Cboe Global Markets, Inc.	5,941	973,671
Invesco, Ltd.	55,837	724,206
Nasdaq, Inc.	22,414	1,111,734
S&P Global, Inc.	6,109	2,133,935
State Street Corp.	17,118	1,106,336
		$ 7,474,255
Chemicals — 0.8%
CF Industries Holdings, Inc.	13,542	$ 1,080,381
FMC Corp.	1,702	90,547
Linde PLC	8,502	3,249,124
Sherwin-Williams Co. (The)	6,320	1,505,487
		$ 5,925,539
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,020	$ 1,339,380
Veralto Corp.(1)	3,331	229,839
		$ 1,569,219
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	6,778	$ 1,358,108
Cisco Systems, Inc.	48,909	2,549,626
F5, Inc.(1)	6,035	914,846
		$ 4,822,580
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 1,133,241
		$ 1,133,241
Consumer Finance — 0.2%
Discover Financial Services	9,243	$ 758,665
Synchrony Financial	32,515	912,046
		$ 1,670,711

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	6,514	$ 3,598,594
Kroger Co. (The)	23,840	1,081,621
Walmart, Inc.	17,918	2,927,980
		$ 7,608,195
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 978,970
Packaging Corp. of America	5,963	912,637
Sealed Air Corp.	14,789	455,353
		$ 2,346,960
Distributors — 0.1%
LKQ Corp.	19,666	$ 863,731
		$ 863,731
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	14,988	$ 230,815
Verizon Communications, Inc.	55,584	1,952,666
		$ 2,183,481
Electric Utilities — 1.0%
Alliant Energy Corp.	17,071	$ 832,894
Duke Energy Corp.	13,551	1,204,548
Entergy Corp.	9,047	864,803
Evergy, Inc.	16,090	790,663
FirstEnergy Corp.	16,698	594,449
NextEra Energy, Inc.	30,946	1,804,152
NRG Energy, Inc.	17,311	733,640
Pinnacle West Capital Corp.	6,846	507,836
		$ 7,332,985
Electrical Equipment — 0.3%
Eaton Corp. PLC	10,470	$ 2,176,818
		$ 2,176,818
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	10,461	$ 1,232,829
		$ 1,232,829
Entertainment — 0.4%
Netflix, Inc.(1)	6,248	$ 2,572,239
Walt Disney Co. (The)(1)	6,074	495,578
		$ 3,067,817
Security	Shares	Value
Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(1)	22,369	$ 7,635,211
FleetCor Technologies, Inc.(1)	4,920	1,107,836
Mastercard, Inc., Class A	11,540	4,343,079
Visa, Inc., Class A	22,785	5,356,754
		$ 18,442,880
Food Products — 0.4%
Campbell Soup Co.	17,201	$ 695,092
Conagra Brands, Inc.	41,972	1,148,354
Hormel Foods Corp.	20,130	655,232
McCormick & Co., Inc., Non Voting Shares	9,432	602,705
		$ 3,101,383
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	5,898	$ 1,013,689
Union Pacific Corp.	10,581	2,196,722
		$ 3,210,411
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	21,873	$ 2,068,092
Boston Scientific Corp.(1)	34,345	1,758,120
Cooper Cos., Inc. (The)	3,026	943,355
IDEXX Laboratories, Inc.(1)	3,057	1,221,180
Intuitive Surgical, Inc.(1)	7,071	1,854,158
Medtronic PLC	11,119	784,557
		$ 8,629,462
Health Care Providers & Services — 1.4%
Cencora, Inc.	7,142	$ 1,322,341
DaVita, Inc.(1)	10,455	807,440
Molina Healthcare, Inc.(1)	3,204	1,066,772
Quest Diagnostics, Inc.	7,345	955,584
UnitedHealth Group, Inc.	11,791	6,314,788
		$ 10,466,925
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.(1)	48,679	$ 557,861
Expedia Group, Inc.(1)	9,642	918,786
McDonald's Corp.	9,679	2,537,544
Norwegian Cruise Line Holdings, Ltd.(1)(2)	17,293	235,185
Starbucks Corp.	21,637	1,995,797
Wynn Resorts, Ltd.	10,917	958,294
		$ 7,203,467
Household Durables — 0.2%
Leggett & Platt, Inc.	2,890	$ 67,712

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Lennar Corp., Class A	13,510	$ 1,441,247
		$ 1,508,959
Household Products — 0.6%
Procter & Gamble Co. (The)	31,813	$ 4,772,904
		$ 4,772,904
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	12,134	$ 2,223,677
		$ 2,223,677
Industrial REITs — 0.1%
ProLogis, Inc.	10,041	$ 1,011,631
		$ 1,011,631
Insurance — 1.0%
Arthur J. Gallagher & Co.	7,052	$ 1,660,675
Assurant, Inc.	6,011	895,038
Everest Group, Ltd.	2,641	1,044,832
Globe Life, Inc.	7,099	826,040
Progressive Corp. (The)	13,267	2,097,380
Unum Group	26,445	1,293,161
		$ 7,817,126
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A(1)	71,060	$ 8,817,125
Alphabet, Inc., Class C(1)	59,582	7,465,625
Match Group, Inc.(1)	29,665	1,026,409
Meta Platforms, Inc., Class A(1)	20,724	6,243,519
		$ 23,552,678
IT Services — 0.4%
Accenture PLC, Class A	9,807	$ 2,913,562
		$ 2,913,562
Life Sciences Tools & Services — 0.8%
Danaher Corp.	9,993	$ 1,918,856
IQVIA Holdings, Inc.(1)	6,039	1,092,032
Thermo Fisher Scientific, Inc.	5,748	2,556,538
Waters Corp.(1)	3,206	764,727
		$ 6,332,153
Machinery — 0.6%
Flowserve Corp.	2,794	$ 102,596
PACCAR, Inc.	20,719	1,709,939
Security	Shares	Value
Machinery (continued)
Pentair PLC	5,259	$ 305,653
Stanley Black & Decker, Inc.	12,546	1,067,037
Westinghouse Air Brake Technologies Corp.	10,792	1,144,168
		$ 4,329,393
Media — 0.5%
Comcast Corp., Class A	61,260	$ 2,529,425
Omnicom Group, Inc.	15,747	1,179,608
Paramount Global, Class B	40,540	441,075
		$ 4,150,108
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	43,625	$ 1,473,652
		$ 1,473,652
Multi-Utilities — 0.2%
CMS Energy Corp.	15,289	$ 830,804
WEC Energy Group, Inc.	11,345	923,370
		$ 1,754,174
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	11,446	$ 1,065,966
		$ 1,065,966
Oil, Gas & Consumable Fuels — 2.2%
APA Corp.	26,833	$ 1,065,807
Chevron Corp.	23,279	3,392,449
Devon Energy Corp.	24,290	1,131,185
EOG Resources, Inc.	13,580	1,714,475
Exxon Mobil Corp.	52,082	5,512,880
HF Sinclair Corp.	23,402	1,296,003
Marathon Oil Corp.	40,551	1,107,448
ONEOK, Inc.	20,513	1,337,447
		$ 16,557,694
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,881	$ 597,206
		$ 597,206
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	22,871	$ 1,178,543
Eli Lilly & Co.	11,288	6,252,762
Johnson & Johnson	31,685	4,700,153

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	26,997	$ 2,772,592
Pfizer, Inc.	56,774	1,735,013
		$ 16,639,063
Professional Services — 0.4%
Jacobs Solutions, Inc.	8,461	$ 1,127,851
Robert Half, Inc.	8,419	629,489
Verisk Analytics, Inc.	6,411	1,457,605
		$ 3,214,945
Residential REITs — 0.3%
Equity Residential	15,400	$ 852,082
Mid-America Apartment Communities, Inc.	8,714	1,029,559
		$ 1,881,641
Retail REITs — 0.1%
Kimco Realty Corp.	35,858	$ 643,293
		$ 643,293
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom, Inc.	6,294	$ 5,295,583
First Solar, Inc.(1)	3,078	438,461
Intel Corp.	41,145	1,501,792
KLA Corp.	4,203	1,974,149
NVIDIA Corp.	30,549	12,457,882
Qorvo, Inc.(1)	6,352	555,292
QUALCOMM, Inc.	18,728	2,041,165
Teradyne, Inc.	6,334	527,432
Texas Instruments, Inc.	15,104	2,144,919
		$ 26,936,675
Software — 5.2%
Adobe, Inc.(1)	7,575	$ 4,030,354
Intuit, Inc.	5,019	2,484,154
Microsoft Corp.	82,763	27,982,998
Oracle Corp.	29,281	3,027,655
Salesforce, Inc.(1)	10,444	2,097,469
		$ 39,622,630
Specialized REITs — 0.4%
American Tower Corp.	7,254	$ 1,292,590
Extra Space Storage, Inc.	5,931	614,392
Public Storage	5,399	1,288,796
		$ 3,195,778
Security	Shares	Value
Specialty Retail — 0.8%
Bath & Body Works, Inc.	20,278	$ 601,243
Home Depot, Inc. (The)	13,992	3,983,382
Lowe's Cos., Inc.	7,523	1,433,658
Victoria's Secret & Co.(1)	7,225	129,183
		$ 6,147,466
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	165,952	$ 28,339,623
		$ 28,339,623
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	18,161	$ 1,866,406
Ralph Lauren Corp., Class A	3,952	444,719
Under Armour, Inc., Class C(1)	24,947	160,409
		$ 2,471,534
Tobacco — 0.3%
Philip Morris International, Inc.	25,165	$ 2,243,711
		$ 2,243,711
Trading Companies & Distributors — 0.3%
Fastenal Co.	13,915	$ 811,801
W.W. Grainger, Inc.	1,898	1,385,217
		$ 2,197,018
Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$ 625,192
		$ 625,192
Total Common Stocks (identified cost $198,189,727)		$370,919,645

Short-Term Investments — 50.8%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(3)	3,354,748	$ 3,354,748
Total Affiliated Fund (identified cost $3,354,748)		$ 3,354,748

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 50.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/2/23	$16,613	$ 16,610,578
0.00%, 11/9/23	12,000	11,985,891
0.00%, 11/21/23	35,800	35,694,813
0.00%, 11/24/23	25,000	24,915,623
0.00%, 12/5/23	9,600	9,552,072
0.00%, 12/21/23	10,000	9,926,424
0.00%, 12/28/23	18,387	18,232,266
0.00%, 1/2/24	6,250	6,192,951
0.00%, 1/4/24	18,850	18,672,559
0.00%, 1/11/24	18,850	18,653,244
0.00%, 1/25/24	20,800	20,539,629
0.00%, 2/15/24(2)	6,250	6,152,438
0.00%, 2/22/24	17,140	16,854,319
0.00%, 2/29/24	6,250	6,139,479
0.00%, 3/21/24	19,125	18,726,592
0.00%, 4/11/24	4,500	4,392,594
0.00%, 4/18/24(2)(4)	14,500	14,137,854
0.00%, 4/25/24	4,500	4,382,791
0.00%, 5/16/24(2)(4)	20,050	19,474,364
0.00%, 6/13/24(4)	16,300	15,773,051
0.00%, 7/11/24(2)(4)	9,600	9,251,855
0.00%, 8/8/24(4)	15,850	15,208,110
0.00%, 9/5/24	4,500	4,299,816
0.00%, 10/3/24	4,500	4,282,003
U.S. Treasury Notes:
0.125%, 1/15/24	8,200	8,112,636
0.125%, 2/15/24	8,200	8,075,513
0.25%, 3/15/24	6,625	6,499,606
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.375%, 8/15/24	$6,250	$ 6,005,601
0.625%, 10/15/24	4,500	4,299,457
1.25%, 8/31/24	10,750	10,382,987
3.00%, 7/31/24(4)	10,750	10,554,279
Total U.S. Treasury Obligations (identified cost $384,179,597)		$383,981,395
Total Short-Term Investments (identified cost $387,534,345)		$387,336,143
Total Investments — 99.5% (identified cost $585,724,072)		$758,255,788
Total Written Options — (0.2)% (premiums received $2,377,139)		$ (1,798,695)
Other Assets, Less Liabilities — 0.7%		$ 5,799,017
Net Assets — 100.0%		$762,256,110
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at October 31, 2023. The aggregate market value of securities on loan at October 31, 2023 was $14,788,345 and the total market value of the collateral received by the Fund was $15,081,680, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(4)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$31,453,500	$4,245.00	11/3/23	$ (84,750)
S&P 500 Index	75	31,453,500	4,240.00	11/6/23	(123,375)
S&P 500 Index	75	31,453,500	4,310.00	11/8/23	(37,500)
S&P 500 Index	75	31,453,500	4,265.00	11/13/23	(159,375)
S&P 500 Index	75	31,453,500	4,400.00	11/20/23	(28,125)
S&P 500 Index	75	31,453,500	4,290.00	11/24/23	(218,625)
Total					$(651,750)

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$31,453,500	$4,060.00	11/3/23	$ (18,375)
S&P 500 Index	76	31,872,880	4,100.00	11/3/23	(43,320)
S&P 500 Index	75	31,453,500	4,050.00	11/6/23	(27,750)
S&P 500 Index	75	31,453,500	4,125.00	11/6/23	(97,125)
S&P 500 Index	75	31,453,500	4,050.00	11/8/23	(52,125)
S&P 500 Index	75	31,453,500	4,175.00	11/10/23	(287,250)
S&P 500 Index	75	31,453,500	4,010.00	11/13/23	(62,625)
S&P 500 Index	75	31,453,500	4,150.00	11/15/23	(287,250)
S&P 500 Index	75	31,453,500	4,070.00	11/20/23	(186,000)
S&P 500 Index	75	31,453,500	3,930.00	11/24/23	(85,125)
Total					$(1,146,945)
Abbreviations:
REITs	– Real Estate Investment Trusts
At October 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
Affiliated Investments
At October 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,354,748, which represents 0.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$41,696,705	$501,236,753	$(539,578,710)	$ —	$ —	$3,354,748	$702,346	3,354,748
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$370,919,645*	$ —	$ —	$370,919,645
Short-Term Investments:
Affiliated Fund	3,354,748	—	—	3,354,748
U.S. Treasury Obligations	—	383,981,395	—	383,981,395
Total Investments	$374,274,393	$383,981,395	$ —	$758,255,788
Liability Description
Written Call Options	$ (651,750)	$ —	$ —	$ (651,750)
Written Put Options	(1,146,945)	—	—	(1,146,945)
Total	$ (1,798,695)	$ —	$ —	$ (1,798,695)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.